Note 37 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Other Operating Income and Expenses
Change in inventories		€ 59,000,000	€ 165,000,000
Rest of other operating expenses		936,000,000	897,000,000
Total Other operating expenses (Income Statement)	[1]	€ (995,000,000)	€ (1,062,000,000)

[1]	(*) Includes the contributions to guaranteed banks deposits funds and hyperinflation adjustment (see Note 1.3)